COASTAL GASLINK (Details) $ in Billions	9 Months Ended	12 Months Ended
	Sep. 30, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 17, 2024 CAD ($)	Nov. 18, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Equity Investments
Payment to reduce company's funding commitment		$ 4,683,000,000	$ 4,149,000,000	$ 3,433,000,000
Long-term debt					$ 2.8			$ 2.0
Equity Investments (Note 11)		10,636,000,000	9,240,000,000
Subordinated Loan Agreement | Subordinated debt
Equity Investments
Unused borrowing capacity, amount			855,000,000
Funding commitment		228,000,000
Coastal GasLink
Equity Investments
Additional aggregate cost							$ 199,000,000
Impairment losses pre tax	$ 5,148,000,000
Impairment charges after tax	$ 4,586,000,000
Equity Investments (Note 11)		1,006,000,000	294,000,000
Coastal GasLink | Subordinated Loan Agreement | Subordinated debt | Related party
Equity Investments
Issuances		627,000,000	2,520,000,000
Coastal GasLink | Coastal GasLink | Subordinated Loan Agreement | Subordinated debt
Equity Investments
Revolving credit facility, borrowing capacity		3,375,000,000
Line of credit facility, outstanding amount		0	2,520,000,000			$ 3,147,000,000
Payment to reduce company's funding commitment		3,137,000,000
Coastal GasLink | Coastal GasLink | Subordinated Demand Revolving Credit Facility Agreement | Subordinated debt
Equity Investments
Revolving credit facility, borrowing capacity		120,000,000	100,000,000
Long-term debt		$ 0	$ 0